Sale of Common Stock and Warrants (March 10-K Note)	12 Months Ended
Mar. 31, 2015
Sale of Common Stock and Warrants [Abstract]
Sale of Common Stock and Warrants
Note 9.	Sale of Common Stock and Warrants

During fiscal years 2015 and 2014, the Company entered into a contract with certain consultants of the Company pursuant to which the Company granted stock options in lieu of some cash payments, dependent upon the continuation of the contract and the achievement of certain performance goals.

During the fiscal year 2011, the Company issued 185,777 warrants valued at $1,645 using the Black-Scholes option pricing model with an exercise price at the market value on the day of the grant (the date the Formation and Contribution Agreement was signed) and an average interest rate of 1.62% and a four year life.  The Company booked $0 of expense for warrants previously issued.  Currently, there are 92,888 warrants outstanding from the original grant.  The balance of the original grant was irrevocably assigned and transferred unto the Company for cancelation by Sequel Power.  In exchange, the Company agreed to waive receivables related to certain fees earned under its Services Agreement with Sequel Partners and its 25% ownership interest in Sequel Power.

As of March 31, 2014, there were no warrants outstanding.  The last of these warrants expired in September 2013, and had an average exercise price of $30.

As of March 31, 2014, there were 1,810 shares issued from the At Market Distribution Plan 2014, which was set up as a result of the Company’s S-3 filing in the third quarter of fiscal year 2014.

As of March 31, 2015, there were 4,469,471warrants outstanding, with a weighted-average exercise price of $1.20.

On February 25, 2015, the Company closed an underwritten public offering of 4,416,000 shares of its common stock offered at a public offering price of $1.25 per share and warrants to purchase an additional 4,416,000 shares of its common stock.  The warrants have an exercise price of $1.18 per share. Gross proceeds to CollabRx from this offering were $5,520 before deducting the underwriting discount and other estimated offering expenses payable by CollabRx.   The Company subsequently completed a second underwritten public offering of 2,716,535 shares of its common stock on March 3, 2015, which closed on March 3, 2015 at a public offering price of $1.27 per share.  Gross proceeds to CollabRx from this follow up offering were $3,450 before deducting the underwriting discount and other estimated offering expenses payable by CollabRx.

CollabRx anticipates using the net proceeds from the offering for general corporate purposes, including development of its products and services, general and administrative expenses and working capital. In addition to the offerings of 7,132,535 shares of common stock, 186,066 warrants to purchase shares of common stock were issued to Aegis Capital Corporation.  These warrants have an exercise price of $1.25 per share and expire February 25, 2020.  Such securities could potentially dilute earnings per share in future periods.  Previously deferred financing expenses incurred to raise equity capital related to financing transactions prior to the completion of the financing, as well as other related expenses incurred in the current period, were recognized in the current period and offset the gross proceeds raised.   Total underwriting discount and financing expenses for both the S-1 and S-3 offerings were $1,035.

On June 25, 2014, the Company closed an underwritten public offering of 913,500 shares of its common stock, offered at a public offering price of $2.00 per share. Gross proceeds to CollabRx from this offering were $1,827 before deducting the underwriting discount and other estimated offering expenses payable by CollabRx. CollabRx used the net proceeds from this offering for general corporate purposes, including development of its products and services, general and administrative expenses and working capital. In addition to the offering of 913,500 shares of common stock, 27,405 warrants to purchase shares of common stock were issued to Aegis Capital Corporation.  These warrants have an exercise price of $2.50 per share and are not exercisable until June 24, 2015 and expire June 24, 2020.  Such securities could potentially dilute earnings per share in future periods.  Previously deferred financing expenses incurred to raise equity capital related to financing transactions prior to the completion of the financing, as well as other related expenses incurred in the current period, were recognized in the current period and offset the gross proceeds raised.   Total underwriting discount and financing expenses were $478.

As of March 31, 2015, there were 4,416,000 shares issued as a result of the Company’s S-1 filing on February 25 and 2,716,535 shares issued as a result of the Company’s S-3 filing on March 3, 2015.

At Market Distribution Plan 2014

Pursuant to the terms of the Company’s At Market Distribution Plan (“2014 ATM Plan”), which was authorized and formalized as the result of the Company’s S-3 filing, an aggregate of 709,046 shares of common stock are available for grant pursuant to the terms of the plan. The 2014 ATM Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, stock appreciation rights, performance shares, performance stock units, dividend equivalents, stock payments, deferred stock, restricted stock units, other stock-based awards, and performance-based awards.  The option exercise price of all stock options granted pursuant to the 2014 ATM Plan will not be less than 100% of the fair market value of the common stock on the date of grant. Stock options may be exercised as determined by the Board, but in no event after the tenth anniversary date of grant, provided that a vested nonqualified stock option may be exercised up to 12 months after the optionee's death.  Awards granted under the 2014 ATM Plan are generally subject to vesting at the discretion of the Committee.  As of March 31, 2014, 707,236 shares were available for issuance under the 2014 ATM Plan.